Pension and Other Employee Benefit Plans - Additional Information (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plans, costs recognized for contributions to the plans	¥ 2,129,000,000	¥ 3,601,000,000	¥ 3,391,000,000
Amounts in accumulated other comprehensive income (loss) expected to be amortized as prior service cost or benefit over the next fiscal year	318,000,000
Amounts in accumulated other comprehensive income (loss) expected to be amortized as actuarial loss over the next fiscal year	16,964,000,000
Pension plan, contribution expected to be paid during the next fiscal year	¥ 48,000,000,000